Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
abrdn International Small Cap Active ETF
Prospectus [Line Items]
Average Annual Return, Percent		9.42%	3.46%	6.15%
abrdn International Small Cap Active ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		8.88%	2.75%	4.68%
abrdn International Small Cap Active ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.12%	2.61%	4.49%
MSCI AC World ex-USA Index (Net TR) (reflects deductions for expenses and taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.50%	1.70%	3.64%
MSCI AC World ex-USA Small Cap Index (Net TR) (reflects deductions for expenses and taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	3.36%	4.30%	5.66%

[1]	MSCI AC World ex-USA Index (Net TR) is an index that is designed to measure large and mid cap representation across developed markets countries (excluding the US) and emerging markets countries.
[2]	MSCI AC World ex-USA Small Cap Index (Net TR) is an index that is designed to measure small cap representation across developed markets countries (excluding the United States).